Nature of Operations and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Loss By Component:
Unrealized losses on securities available-for-sale	$ (128)	$ (6)
Tax effect	43	2
Net unrealized losses on securities available-for-sale	(85)	(4)	$ 129
Unrealized losses on securities transferred to held-to-maturity		(323)
Tax effect		115
Net unrealized losses on securities transferred to held-to-maturity		(208)
Accumulated other comprehensive income	$ (85)	$ (212)	$ (226)